Unaudited Interim Condensed Consolidated Statements of Changes in Shareholders’ Equity - USD ($)		Ordinary shares Class A	Ordinary shares Class B	Ordinary shares		Treasury Shares	Additional paid-in capital	Retained earnings	Statutory reserve	Accumulated other comprehensive income(loss)	Total
Balance at Sep. 30, 2023				$ 5,000	[1]		$ 1,549,913	$ 2,052,553	$ 11,348	$ (121,901)	$ 3,496,913
Balance (in Shares) at Sep. 30, 2023	[1]			2,000,000
Net loss					[1]			(1,405,766)			(1,405,766)
Net Proceeds from the initial public offering				$ 375	[1]		4,164,364				4,164,739
Net Proceeds from the initial public offering (in Shares)	[1]			150,000
Foreign currency translation adjustment					[1]					(10,107)	(10,107)
Balance at Mar. 31, 2024				$ 5,375	[1]		5,714,277	646,787	11,348	(132,008)	6,245,779
Balance (in Shares) at Mar. 31, 2024	[1]			2,150,000
Balance at Sep. 30, 2024		$ 5,375					5,591,596	1,613,217	11,348	(196,752)	7,024,784
Balance (in Shares) at Sep. 30, 2024	[1]	2,150,000
Balance (in Shares) at Sep. 30, 2024
Net loss								(3,087,359)			(3,087,359)
Pre-delivery shares related to the issuance of convertible notes		$ 2,325					1,764,675				1,767,000
Pre-delivery shares related to the issuance of convertible notes (in Shares)	[1]	930,000
Stock-based compensation (Class B)			$ 1,250				1,207,750				1,209,000
Stock-based compensation (Class B) (in Shares)	[1]		500,000
Repurchase of Class A Shares by issuing Class B Shares			$ 500
Repurchase of Class A Shares by issuing Class B Shares (in Shares)	[1]		200,000
Repurchase of Class A Shares by issuing Class B Shares (in Shares)						(500)
Foreign currency translation adjustment										28,114	28,114
Balance at Mar. 31, 2025		$ 7,700	$ 1,750				$ 8,564,021	$ (1,474,142)	$ 11,348	$ (168,638)	$ 6,941,539
Balance (in Shares) at Mar. 31, 2025	[1]	3,080,000	700,000
Balance (in Shares) at Mar. 31, 2025						(500)

[1]	The shares and per share information are presented on a retroactive basis to reflect the reorganization completed on February 17, 2023, share split occurred on March 20, 2023, and share consolidation occurred on April 7, 2025 (Note 16).